OPERATING LEASES AS LESSOR (Details) - Beijing Hollysys [Member] $ in Thousands	Jun. 30, 2018 USD ($)
Operating Leases Future Minimum Payments Receivable [Line Items]
2019	$ 1,558
2020	1,604
2021	1,653
2022	1,702
2023	1,753
Total minimum lease payments to be received in the next five years	$ 8,270